SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2015
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
16.	SUBSEQUENT EVENTS

In January 2016, Zhe Hao (on behalf of the Fund) entered into arrangements with China International Capital Corporation Limited (the “SPV Manager” which is a third party investment bank). Pursuant to the agreements, Zhe Hao would transfer the Fund's 100% beneficial rights in the Trust (after deducting the benefit from the Trust enjoyed by the Fund during the period prior to the transfer of US$2.1 million) (the “Beneficial Right Asset”) to the SPV Manager, and the SPV Manager created a Yiren Elite Loan Trust Beneficial Right Asset Backed Special Plan to host this Beneficial Right Asset. The SPV Manager issued asset backed securities (the “ABS”) backed by the Beneficial Right Asset to certain qualified institutional investors and individuals. Such ABS plan was approved by Shenzhen Stock Exchange for listing at the end of February 2016. The transfer of beneficiary rights from Zhe Hao to SPV was completed on April 22, 2016. On the same date, the Group purchased US$7.3 million (equivalent to RMB47.5 million) Senior A Tranche securities. Puxin Hengye purchased all subordinated securities amounted to US$3.9 million (equivalent to RMB25 million) and two fund which were set up and managed by Zhe Hao purchased various tranches of securities amounted to US$10.4 million (equivalent to RMB67.5 million), representing 19%, 10% and 27% of the total price of securities issued, respectively. The Group will continue to provide post origination services with respect to the underlying loan assets. The Group is currently evaluating the accounting treatment with respect to the ABS arrangement described above.